Guarantor And Non-Guarantor Financial Information (Condensed Supplemental Consolidated Balance Sheet) (Details) - USD ($) $ in Millions	Sep. 26, 2015	Sep. 27, 2014	Sep. 28, 2013	Sep. 29, 2012
Condensed Supplemental Consolidated Balance Sheet [Line Items]
Cash and cash equivalents	$ 228	$ 129	$ 142	$ 87
Accounts receivable, net of allowance	434	491
Inventories	522	604
Deferred income taxes	162	166
Prepaid expenses and other current assets	37	42
Total current assets	1,383	1,432
Property, plant and equipment, net	1,294	1,364
Intangible assets, net	2,349	2,455
Other assets	2	1
Total assets	5,028	5,252
Accounts payable	330	395
Accrued expenses and other current liabilities	338	314
Long-term debt - current portion	37	58
Total current liabilities	705	767
Long-term debt, less current portion	3,648	3,844
Deferred income taxes	387	386
Other long-term liabilities	341	356
Total long-term liabilities	4,376	4,586
Total liabilities	5,081	5,353
Redeemable non-controlling interest	12	13
Other equity (deficit)	(65)	(114)
Total equity (deficit)	(65)	(114)
Total liabilities and stockholders' equity (deficit)	5,028	5,252
Parent Company
Condensed Supplemental Consolidated Balance Sheet [Line Items]
Intercompany receivable	329	319
Deferred income taxes	162	166
Total current assets	491	485
Investment in subsidiaries	75	69
Total assets	566	554
Accrued expenses and other current liabilities	57	35
Total current liabilities	57	35
Deferred income taxes	387	386
Other long-term liabilities	175	234
Total long-term liabilities	562	620
Total liabilities	619	655
Redeemable non-controlling interest	12	13
Other equity (deficit)	(65)	(114)
Total equity (deficit)	(65)	(114)
Total liabilities and stockholders' equity (deficit)	566	554
Issuer
Condensed Supplemental Consolidated Balance Sheet [Line Items]
Cash and cash equivalents	163	70	116	66
Accounts receivable, net of allowance	23	35
Intercompany receivable	2,963	3,343
Inventories	49	51
Prepaid expenses and other current assets	22	15
Total current assets	3,220	3,514
Property, plant and equipment, net	79	84
Intangible assets, net	97	104
Investment in subsidiaries	1,456	1,237
Total assets	4,852	4,939
Accounts payable	28	31
Accrued expenses and other current liabilities	140	127
Long-term debt - current portion	37	54
Total current liabilities	205	212
Long-term debt, less current portion	3,647	3,842
Other long-term liabilities	122	76
Total long-term liabilities	3,769	3,918
Total liabilities	3,974	4,130
Other equity (deficit)	878	809
Total equity (deficit)	878	809
Total liabilities and stockholders' equity (deficit)	4,852	4,939
Guarantor Subsidiaries
Condensed Supplemental Consolidated Balance Sheet [Line Items]
Cash and cash equivalents		15
Accounts receivable, net of allowance	337	377
Inventories	425	496
Prepaid expenses and other current assets	5	13
Total current assets	767	901
Property, plant and equipment, net	1,111	1,162
Intangible assets, net	2,151	2,226
Other assets	1	1
Total assets	4,030	4,290
Accounts payable	245	303
Accrued expenses and other current liabilities	121	132
Intercompany payable	3,375	3,749
Total current liabilities	3,741	4,184
Other long-term liabilities	39	42
Total long-term liabilities	39	42
Total liabilities	3,780	4,226
Other equity (deficit)	250	64
Total equity (deficit)	250	64
Total liabilities and stockholders' equity (deficit)	4,030	4,290
Non-Guarantor Subsidiaries
Condensed Supplemental Consolidated Balance Sheet [Line Items]
Cash and cash equivalents	65	44	$ 26	$ 21
Accounts receivable, net of allowance	74	79
Intercompany receivable	83	87
Inventories	48	57
Prepaid expenses and other current assets	10	14
Total current assets	280	281
Property, plant and equipment, net	104	118
Intangible assets, net	101	125
Other assets	1
Total assets	486	524
Accounts payable	57	61
Accrued expenses and other current liabilities	20	20
Long-term debt - current portion		4
Total current liabilities	77	85
Long-term debt, less current portion	1	2
Other long-term liabilities	5	4
Total long-term liabilities	6	6
Total liabilities	83	91
Other equity (deficit)	403	433
Total equity (deficit)	403	433
Total liabilities and stockholders' equity (deficit)	486	524
Eliminations
Condensed Supplemental Consolidated Balance Sheet [Line Items]
Intercompany receivable	(3,375)	(3,749)
Total current assets	(3,375)	(3,749)
Investment in subsidiaries	(1,531)	(1,306)
Total assets	(4,906)	(5,055)
Intercompany payable	(3,375)	(3,749)
Total current liabilities	(3,375)	(3,749)
Total liabilities	(3,375)	(3,749)
Other equity (deficit)	(1,531)	(1,306)
Total equity (deficit)	(1,531)	(1,306)
Total liabilities and stockholders' equity (deficit)	$ (4,906)	$ (5,055)